Segment Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
REVENUE	$ 5,839.3	$ 6,217.5	$ 5,928.1
Customer one [member] | Commercial Aviation [member]
Disclosure of operating segments [line items]
Percentage of entitys revenue	16.80%
REVENUE	$ 982.6